Loss Per Share (EPS) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Securities Not Included in Computation of Diluted EPS

Weighted average common stock equivalents that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Three Months Ended September 30,		Nine Months ended September 30,
	2012	2011	2012	2011
Common stock warrants	3,555	28,086	3,584	29,366
Stock options	948,238	1,502,469	956,654	1,573,106

Total potentially dilutive securities	951,793	1,530,555	960,238	1,602,472

Total securities that could potentially dilute basic EPS in the future were not included in the computation of diluted EPS because to do so would have been anti-dilutive were as follows:

	Years Ended December 31,
	2011	2010	2009
Series A preferred stock and convertible accrued dividends	—	2,245,484	7,005,145
Series B preferred stock	—	2,291,242	7,147,894
Series C preferred stock	—	1,861,457	5,807,112
Series C-1 preferred stock	—	888,298	339,408
Series C-1 preferred stock warrants	—	42,426	678,820
Common stock warrants	26,313	97,757	45,297
Stock options	1,463,556	1,704,787	1,125,916

Total	1,489,869	9,131,451	22,149,592